CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 106,347	¥ 605,454
Time deposits	26,502	26,500
Accounts receivable-trade, net	621,867	534,686
Accounts receivable-other, net	606,074	789,819
Inventories	139,982	114,109
Prepaid expenses and other current assets	257,932	292,643
Total current assets	1,758,704	2,363,211
Property and equipment, net	451,498	424,288
Goodwill	484,564	539,490
Other intangible assets, net	920,700	403,674
Investments	81,542	53,020
Long-term accounts receivable-other, net	95,797	99,299
Right-of-use asset - operating lease, net	2,089,402	1,955,354
Lease and guarantee deposits	848,691	895,344
Deferred tax assets, net	101,636
Other assets	16,655	13,666
Total assets	6,849,189	6,747,346
Current liabilities:
Accounts payable	137,697	207,581
Accrued expenses	1,261,909	1,383,579
Short-term borrowings	400,000
Current portion of long-term borrowings	100,415	99,168
Accrued income taxes	14,888	59,894
Current portion of contract liability	109,307	89,008
Advances received	402,742	507,405
Current portion of lease liability	763,422	769,769
Other current liabilities	370,213	525,563
Total current liabilities	3,560,593	3,641,967
Borrowings - net of current portion	1,050,802	1,149,769
Deposit received	261,922	304,577
Contract liability - net of current portion	71,134	156,431
Lease liability - net of current portion	1,334,630	1,212,629
Asset retirement obligation	344,346	310,929
Other liabilities	9,801	30,422
Total liabilities	6,633,228	6,806,724
COMMITMENTS AND CONTINGENCIES (NOTE 17)
SHAREHOLDERS' EQUITY (DEFICIT):
Treasury stock, at cost- 92,500 common shares at December 31, 2023 and 2022	(3,000)	(3,000)
Additional paid-in capital	113,602	1,265,456
Retained earnings (accumulated deficit)	80,277	(2,545,068)
Total 'equity (deficit) attributable to shareholders of the Company	210,879	(59,378)
Noncontrolling interests	5,082
Total equity (deficit)	215,961	(59,378)
Total liabilities and shareholders' equity (deficit)	6,849,189	6,747,346
Common stock
SHAREHOLDERS' EQUITY (DEFICIT):
Common stock	19,900	1,223,134
Class A Common
SHAREHOLDERS' EQUITY (DEFICIT):
Common stock	¥ 100	¥ 100